Compensation of directors, executive officers and other key management personnel (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current executive directors
Compensation
Compensation and benefits	$ 21	$ 15	$ 12
Executive officers
Compensation
Compensation and benefits	456	496	416
Post-employment benefits	472	331	$ 265
Loans receivable	$ 102	$ 48